Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Purchase of cloud service from Tencent Group	$ 61	$ 1,218	$ 1,305
Due to Tencent Group		$ 44